Stock Based Compensation - Schedule of Fair Value of RSUs granted (Detail) - Restricted Stock Units (RSUs) [member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value of options granted during the year	$ 0	$ 0
Number of shares	0	0
September 9 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value of options granted during the year	$ 15.06
Number of shares	340,939
November 26 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value of options granted during the year	$ 14.82
Number of shares	30,000
December 24 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value of options granted during the year	$ 11.55
Number of shares	1,023,220